The Hartford Emerging Markets Local Debt Fund Expense Example - The Hartford Emerging Markets Local Debt Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 565
Expense Example, with Redemption, 3 Years	953
Expense Example, with Redemption, 5 Years	1,366
Expense Example, with Redemption, 10 Years	2,516
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	772
Expense Example, with Redemption, 5 Years	1,374
Expense Example, with Redemption, 10 Years	3,002
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,844
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,478
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	2,164
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,849
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	781
Expense Example, with Redemption, 10 Years	1,789
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	$ 1,723